UNITED STATES

						SECURITIES AND EXCHANGE COMMISSION

						Washington, D.C.  20549

							Form 13F

						FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [ ]; Amendment Number:


This Amendment:  	[ ] is a restatement.

			[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

				Name:		Independent Franchise Partners, LLP

				Address:   	Level 5
            					20 Balderton Street
            					London
            					W1K 6TL



					Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		John Kelly Jones

Title:		Chief Operating Officer

Phone:      	0044 207 495 9070


Signature, 		Place, 		and Date of Signing:
John Kelly Jones	London
25 January 2011
Report Type:

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	NONE

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total:  1,824,976

List of Other Included Managers:  NONE






	FORM 13F INFORMATION TABLE


NAME OF ISSUER		TITLE OF CLASS		CUSIP		VALUE 		SHARES	SH/	PUT/	INVSTMT 	OTHER 		VOTING AUTHORITY
								(x$1000)	PRN AMT	PRH	CALL	DSCERETN	MANAGERS	SOLE	SHARED	NONE
ACCENTURE PLC                 COM		G1151C101  2301			47467   SH		Sole		None		47467	0	0
BROWN-FORMAN INC              COM		115637209  1359			19529   SH		Sole		None		19529	0	0
DENTSPLY INTL INC             COM		249030107  1390			40697   SH		Sole		None		40697	0	0
KIMBERLY-CLARK CORP           COM		494368103  2134			33857   SH		Sole		None		33857	0	0
KRAFT FOODS INC               COM		50075N104  97272		3087020 SH		Other		None		2375771	0	711249
MOODYS CORP                   COM		615369105  108472		4087145 SH		Other		None		3145575	0	941570
PEPSICO INC                   COM		713448108  1415			21666   SH		Sole		None		21666	0	0
REYNOLDS AMERICAN INC         COM		761713106  2280			69907   SH		Sole		None		69907	0	0
MONSANTO CO                   COM		61166W101  138780		1992821 SH		Other		None		1531813	0	461008
IHS INC COM                   COM		451734107  1211			15076   SH		Sole		None		15076	0	0
LAUDER ESTEE COS INC          COM		518439104  90996		1127589 SH		Other		None		867515	0	260074
MEAD JOHNSON NUTRITION CO     COM		582839106  87314		1402644 SH		Other		None		1079149	0	323495
JOHNSON & JOHNSON             COM		478160104  117177		1894536 SH		Other		None		1460508	0	434028
EBAY INC                      COM		278642103  99706		3582698 SH		Other		None		2756328	0	826370
PROCTER & GAMBLE CO           COM		742718109  115199		1790766 SH		Other		None		1379858	0	410908
MCGRAW HILL COMPANIES INC     COM		580645109  121440		3335358 SH		Other		None		2565823	0	769535
SCOTTS MIRACLE-GRO CO         COM		810186106  116229		2289337 SH		Other		None		1765798	0	523539
KELLOGG CO                    COM		487836108  124999		2447141 SH		Other		None		1886167	0	560974
HARLEY DAVIDSON INC           COM		412822108  124565		3592896 SH		Other		None		2764811	0	828085
CAREER ED CORP                COM		141665109  84267		4065009 SH		Other		None		3131410	0	933599
FORTUNE BRANDS INC            COM		349631101  110863		1840051 SH		Other		None		1416357	0	423694
PHILIP MORRIS INTL INC        COM		718172109  175223		2993730 SH		Other		None		2308834	0	684896
COLGATE-PALMOLIVE CO          COM		194162103  98603		1226874 SH		Other		None		943447	0	283427
DEL MONTE FOODS CO            COM		24522P103  1781			94749   SH		Sole		None		94749	0	0